Subordinated Liabilities	12 Months Ended
Dec. 31, 2019
26. Subordinated liabilities
Subordinated Liabilities

The notes included in this section focus on the Barclays Bank Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Bank Group maintains sufficient capital to meet our regulatory requirements refer to page 40.

	Barclays Bank Group
	2019	2018
	£m	£m
As at 1 January	35,327	24,193
Issuances	6,785	221
Redemptions	(7,804)	(3,246)
Other	(883)	14,159
As at 31 December	33,425	35,327

Issuances of £6,785m comprises £3,534m intra-group loans from and £3,093m intra-group notes to Barclays PLC as well as £158m externally issued USD Floating Rate Notes.

Redemptions of £7,804m comprises £3,033m externally issued Step-up Callable Perpetual Reserve Capital Instruments, £43m externally issued EUR Floating Rate Notes, £4,556m intra-group loans from Barclays PLC, £158m externally issued USD Floating Rate Notes and £14m externally issued JPY Floating Rate Loans. Other movements predominantly include foreign exchange and accrued interest, partially offset by fair value hedge adjustments.

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2019	2018
	£m	£m
Undated subordinated liabilities	1,073	4,313
Dated subordinated liabilities	32,352	31,014
Total subordinated liabilities	33,425	35,327

None of the Barclays Bank Group’s subordinated liabilities are secured.

Undated subordinated liabilities		Barclays Bank Group
		2019	2018
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	203	199
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	34
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	3,189
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	53	51
Undated Notes
7.125% Undated Subordinated Notes	2020	165	173
6.125% Undated Subordinated Notes	2027	42	42
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	29	30
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	92	95
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	191	199
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	81	83
9% Permanent Interest Bearing Capital Bonds	At any time	44	44
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	55	56
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	81	81
Total undated subordinated liabilities		1,073	4,313

Undated subordinated liabilities

Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their business and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:

Subordination

All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; other issues of Undated Notes, Bonds and Loans ranking pari passu with each other; followed by TONs and RCIs ranking pari passu with each other.

Interest

All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related interbank rate.

After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes, and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on London interbank rates.

Payment of interest

Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC and Barclays PLC declared and paid dividends on its ordinary shares and on all classes of preference shares.

No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.

Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated subordinated liabilities are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

26 Subordinated liabilities continued
Dated subordinated liabilities			Barclays Bank Group

			2019	2018
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Floating Rate Subordinated Notes (EUR 50m)		2019	-	45
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	832	851
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,375	1,474
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	239	256
Subordinated Floating Rate Notes (EUR 100m)		2021	85	89
10% Fixed Rate Subordinated Notes		2021	2,157	2,194
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,123	1,143
Subordinated Floating Rate Notes (EUR 50m)		2022	43	45
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	957	1,032
7.625% Contingent Capital Notes (USD 3,000m)		2022	2,453	2,502
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	350	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	105	107
6.33% Subordinated Notes		2032	62	61
Subordinated Floating Rate Notes (EUR 68m)		2040	58	61
External issuances by other subsidiaries		2021-2024	358	384
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,309	1,361
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	116
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,036	1,001
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	944	911
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	994	-
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	651	-
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	849	-
Floating Rate Subordinated Notes (USD 456m)		2047	350	-
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			7,548	10,147
Various Subordinated Floating Rate Loans			1,094	1,023
Various Fixed Rate Subordinated Callable Loans			5,225	3,754
Total dated subordinated liabilities			32,352	31,014

Dated subordinated liabilities

Dated subordinated liabilities are issued by Barclays Bank PLC and respective subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:

Currency and maturity

In addition to the individual dated subordinated liabilities listed in the table, the £15,864m of intra-group loans is made up of various fixed, fixed to floating and floating rate loans from Barclays PLC with notional amounts denominated in USD 13,187m, EUR 3,024m, GBP 250m, JPY 233,600m, AUD 1,715m, SEK 500m, NOK 970m and CHF 175m, with maturities ranging from 2020 to 2047. Certain intra-group loans have a call date one year prior to their maturity.

Subordination

All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of their equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries, are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.

Interest

Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related interbank or local bank rates.

Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.

Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date.  After the call date, in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed or floating rate until maturity based on market rates.

Repayment

Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2019 are redeemable only on maturity, subject in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or, to certain changes in legislation or regulations.

Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Barclays Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.